Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
24.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash Paid for Interest and Income Taxes (all amounts in thousands):

	Year Ended December 31,
	2013	2012
Interest	$1,693	$1,762
Income taxes	133	554

Non-Cash Investing and Financing Activities (all amounts in thousands):

	Year Ended December 31,
	2013	2012
Series A Convertible Preferred stock in-kind dividend	$55	$0
Series A Convertible Preferred stock deemed dividend	4,000	0
Warrants liability recorded in connection with common and preferred warrants	5,607	0
Amendment and adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan recorded within warrant liability	241	94
Adjustment to goodwill acquired and contingent consideration incurred in the acquisition of CTS due to the finalization of the fair value of the contingent consideration	0	166
Adjustment to goodwill acquired and deferred tax liability incurred in the acquisition of CTS due to the finalization of the fair value of the business combination	0	64
Adjustment to CTS goodwill due to the current period reduction of its deferred tax liability associated with the current period impairment of identified intangible assets	0	183
Issuance of 2,450,000 shares of our common stock to repay the contingent consideration liability resulting from the acquisition of CSP	0	5,145
Issuance of a $2,100,000 note payable to repay the contingent consideration liability resulting from the acquisition of CSP	0	2,100
Issuance of 22,500 shares of our common stock to settle litigation claim	0	56